INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
INCOME TAXES
U.S. federal statutory income tax rate amount	$ (145,000)	$ (442,000)
State income tax (benefit), net of federal tax benefit	(26,000)	(63,000)
Income (Loss) from Equity Method Investments	0	87,000
Adjustments to deferred tax assets relate to prior periods amount	(196,000)
Other	(7,000)	(8,000)
Change in valuation allowance	374,000	616,000
Change in unrecognized benefit	0	0
Income tax expense (benefit)	0	206,000
Tax credits	$ 0	$ 0
Income tax expense (benefit) percentage	0.00%	8.90%
U.S. federal statutory income tax rate percentage	(21.00%)	(21.00%)
State income tax (benefit), net of federal tax benefit percentage	(3.70%)	2.90%
Equity method investment loss percentage		4.20%
Adjustments to deferred tax assets relate to prior periods percentage	(28.50%)
Other percentage	(1.10%)	0.10%
Change in valuation allowance percentage	54.30%	26.60%